STOCKHOLDERS' EQUITY (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Aug. 31, 2013 M D	Nov. 30, 2012 M Y
Stockholders' Equity 1	35
Stockholders' Equity 2	1
Stockholders' Equity 3	2,300,000
Stockholders' Equity 4	80,500,000
Stockholders' Equity 5	$ 0.0001
Stockholders' Equity 6	33,873,049
Stockholders' Equity 7	500,000
Stockholders' Equity 8	$ 1.00
Stockholders' Equity 9	$ 500,000
Stockholders' Equity 10	1,000,000
Stockholders' Equity 11	$ 1.00
Stockholders' Equity 12	500,000
Stockholders' Equity 13	500,000
Stockholders' Equity 14	6
Stockholders' Equity 15	500,000
Stockholders' Equity 16	500,000
Stockholders' Equity 17	100,000
Stockholders' Equity 18	100,000
Stockholders' Equity 19	100,000
Stockholders' Equity 20	$ 1.00
Stockholders' Equity 21	500,000
Stockholders' Equity 22	500,000
Stockholders' Equity 23	$ 1.00
Stockholders' Equity 24	1.00
Stockholders' Equity 25	500,000
Stockholders' Equity 26	500,000
Stockholders' Equity 27	$ 0.50
Stockholders' Equity 28	250,000
Stockholders' Equity 29	100,000
Stockholders' Equity 30	$ 0.50
Stockholders' Equity 31	65,192
Stockholders' Equity 32	8.00%
Stockholders' Equity 33	90
Stockholders' Equity 34	100,000
Stockholders' Equity 35	0.75
Stockholders' Equity 36	$ 0.50
Stockholders' Equity 37	1,526,718
Stockholders' Equity 38	$ 0.8515
Stockholders' Equity 39	1,300,000
Stockholders' Equity 40	$ 1
Stockholders' Equity 1		0.0001
Stockholders' Equity 2		1,750,000,000
Stockholders' Equity 3		49,117,903
Stockholders' Equity 4		80,500,000
Stockholders' Equity 5		35
Stockholders' Equity 6		1
Stockholders' Equity 7		2,300,000
Stockholders' Equity 8		80,500,000
Stockholders' Equity 9		$ 0.0001
Stockholders' Equity 10		33,873,049
Stockholders' Equity 11		500,000
Stockholders' Equity 12		$ 1.00
Stockholders' Equity 13		500,000
Stockholders' Equity 14		1,000,000
Stockholders' Equity 15		$ 1.00
Stockholders' Equity 16		500,000
Stockholders' Equity 17		500,000
Stockholders' Equity 18		6
Stockholders' Equity 19		500,000
Stockholders' Equity 20		500,000
Stockholders' Equity 21		100,000
Stockholders' Equity 22		100,000
Stockholders' Equity 23		100,000
Stockholders' Equity 24		$ 1.00
Stockholders' Equity 25		35,315
Stockholders' Equity 26		0.00%
Stockholders' Equity 27		104.00%
Stockholders' Equity 28		1.26%
Stockholders' Equity 29		2
Stockholders' Equity 30		500,000
Stockholders' Equity 31		500,000
Stockholders' Equity 32		$ 1.00
Stockholders' Equity 33		$ 1.00